College and University
                                                         Facility Loan Trust Two

--------------------------------------------------------------------------------

                                                            Financial Statements
                                                               November 30, 2002

Deloitte & Touche LLP
200 Berkeley St.
Boston, MA

Tel: 617-437-2086
Fax: 517-436-4086
www.us.deloitte.com

                                                   [LOGO OF DELOITTE AND TOUCHE]

INDEPENDENT AUDITORS' REPORT

To State Street Bank & Trust Company, Owner Trustee of College and University Facility Loan Trust Two:

We have audited the accompanying statement of assets and liabilities of College and University Facility Loan Trust Two (the Trust), including the schedule of investments, as of November 30, 2002, and the related statements of operations, cash flows, changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements of the Trust as of November 30, 2001 and the financial highlights for each of the four years in the period then ended, were audited by other auditors whose report, dated January 4, 2002, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Trust is accounting for its investments under the amortized cost method of accounting, adjusted by an allowance for loan loss. In our opinion, accounting principles generally accepted in the United States of America require that the investments be accounted for under the fair value method of accounting. Accounting for the investments under the fair value method of accounting, based on management's estimate of fair value as described in Note 8, would result in an increase of approximately $33,572,000 in the recorded value of the investments and an increase in unrealized appreciation of investments of approximately $33,572,000 as of November 30, 2002.

In our opinion, except for the effect on the 2002 financial statements of accounting for investments under the amortized cost method of accounting as discussed in the preceding paragraph, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Trust as of November 30, 2002, and the results of its operations, it cash flows, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Boston, Massachusetts
January 10, 2003

--------
Deloitte
Touche
Tohmatsu
--------

                                                          College and University
                                                         Facility Loan Trust Two

                                             Statement of Assets and Liabilities

--------------------------------------------------------------------------------

November 30,                                                                    2002
====================================================================================

Assets:

Investments, at amortized cost, net of allowance for loan losses of
  $1,432,376 (Notes 1, 2, 6, 7 and 8, and Schedule of Investments)     $ 108,665,548
Cash                                                                         387,848
Interest receivable                                                        1,010,804
Deferred bond issuance costs (Note 2)                                        360,655
------------------------------------------------------------------------------------

     Total assets                                                        110,424,855
------------------------------------------------------------------------------------

Liabilities:

Bonds payable, net of unamortized discount (Notes 3 and 8)                91,377,048
Interest payable (Note 3)                                                  2,307,240
Accrued expenses and other liabilities                                       252,494
Distribution payable to Class B certificateholders (Note 5)                3,009,964
------------------------------------------------------------------------------------

     Total liabilities                                                    96,946,746
------------------------------------------------------------------------------------

Net Assets:

Class B certificates, par value $1 - authorized, issued and
  outstanding - 1,763,800 certificates (Note 5)                            1,763,800
Distributions in excess of tax earnings (Notes 2 and 5)                   (3,050,720)
Additional paid-in capital (Note 2)                                       14,765,029
------------------------------------------------------------------------------------

     Total net assets                                                  $  13,478,109
====================================================================================

     Net asset value per Class B certificate
       (based on 1,763,800 certificates outstanding)                   $        7.64
====================================================================================

      The accompanying notes are an integral part of these financial statements.

                                                          College and University
                                                         Facility Loan Trust Two

                                                         Statement of Operations

--------------------------------------------------------------------------------

Year ended November 30,                                                     2002
================================================================================

Investment income:
   Interest income (Note 2)                                          $12,405,349
--------------------------------------------------------------------------------

Expenses:
   Interest expense (Notes 2 and 3)                                    9,592,924
   Servicer fees (Note 4)                                                112,338
   Trustee fees (Note 4)                                                  52,732
   Other trust and bond administration expenses                          227,975
--------------------------------------------------------------------------------

     Total expenses                                                    9,985,969
--------------------------------------------------------------------------------

     Net investment income                                             2,419,380
--------------------------------------------------------------------------------

Net increase in net assets resulting from operations                 $ 2,419,380
================================================================================

      The accompanying notes are an integral part of these financial statements.

                                                          College and University
                                                         Facility Loan Trust Two

                                                         Statement of Cash Flows

--------------------------------------------------------------------------------

Year ended November 30,                                                    2002
================================================================================

Cash flows from operating activities:
   Interest received                                               $  5,357,252
   Interest paid                                                     (5,174,392)
   Operating expenses paid                                             (329,592)
--------------------------------------------------------------------------------

       Net cash used in operating activities                           (146,732)
--------------------------------------------------------------------------------

Cash flows from investing activities:
   Net increase in funds held under investment agreements            (1,529,712)
   Principal payments on Loans                                       23,296,418
--------------------------------------------------------------------------------

       Net cash provided by investing activities                     21,766,706
--------------------------------------------------------------------------------

Cash flows from financing activities:
   Principal repayments on Bonds                                    (18,762,890)
   Distributions to Class B certificateholders                       (2,549,694)
--------------------------------------------------------------------------------

       Net cash used in financing activities                        (21,312,584)
--------------------------------------------------------------------------------

Net increase in cash                                                    307,390

Cash, beginning of year                                                  80,458
--------------------------------------------------------------------------------

Cash, end of year                                                  $    387,848
================================================================================

Reconciliation of net increase in net assets resulting from
  operations to net cash used for operating activities:
   Net increase in net assets resulting from operations            $  2,419,380
   Decrease in interest receivable                                      109,831
   Increase in accrued expenses and other liabilities                    63,453
   Decrease in Bond interest payable                                   (375,258)
   Amortization of original issue discount on Bonds                   4,719,226
   Amortization of purchase discount on Loans                        (7,157,928)
   Amortization of deferred Bond issuance costs                          74,564
--------------------------------------------------------------------------------

       Net cash used in operating activities                       $   (146,732)
================================================================================

      The accompanying notes are an integral part of these financial statements.

                                                          College and University
                                                         Facility Loan Trust Two

                                              Statement of Changes in Net Assets
                                                                     (Note 2(f))

--------------------------------------------------------------------------------

Years ended November 30,                                           2002             2001
========================================================================================

From operations:
   Net investment income                                   $  2,419,380     $  2,018,782
----------------------------------------------------------------------------------------

     Net increase in net assets applicable to Class B
       certificateholders resulting from operations           2,419,380        2,018,782

Capital certificate transactions:
   Distributions to Class B certificateholders (Note 5)      (3,980,969)      (2,877,398)
----------------------------------------------------------------------------------------

Net decrease in net assets                                   (1,561,589)        (858,616)

Net assets:
   Beginning of year                                         15,039,698       15,898,314
----------------------------------------------------------------------------------------

   End of year                                             $ 13,478,109     $ 15,039,698
========================================================================================

      The accompanying notes are an integral part of these financial statements.

                                                          College and University
                                                         Facility Loan Trust Two

                                                            Financial Highlights
                                                                 (Notes 1 and 5)

--------------------------------------------------------------------------------

Years ended November 30,                            2002              2001              2000              1999              1998
====================================================================================================================================

Net asset value, beginning of year          $       8.53      $       9.01      $      10.05      $       9.45      $       8.17
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                               1.37              1.15              1.34              1.38              1.63

Provision for loan losses                             --                --              (.17)               --              (.01)

Dividends to Class A Preferred
  certificateholders:
   As tax return of capital                           --                --                --              (.11)             (.34)

Distribution to Class B
  certificateholders:
   As tax return of capital                        (2.26)            (1.63)            (2.21)             (.67)               --
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of year                $       7.64      $       8.53      $       9.01      $      10.05      $       9.45
====================================================================================================================================

Total investment return(a)                           N/A               N/A               N/A               N/A               N/A

Net assets applicable to
  Class A Preferred
  certificates, end of year                 $         --      $         --      $         --      $         --      $  2,585,848

Net assets applicable to Class B
  certificates, end of year                 $ 13,478,109      $ 15,039,698      $ 15,898,314      $ 17,724,801      $ 16,673,598
====================================================================================================================================

Ratios and Supplemental Data:

   Ratio of operating expenses to average
     net assets applicable to
     Class B certificates                          70.03%(b)         69.21%(b)         73.02%(b)         78.42%(b)         99.83%(b)

   Ratio of net investment income
     to average net assets applicable
     to Class B certificates                       16.97%            13.05%            14.10%            14.13%            18.57%

   Number of Class B certificates
     outstanding, end of year                  1,763,800         1,763,800         1,763,800         1,763,800         1,763,800

(a)   The Trust's investments are recorded at amortized cost as discussed in
      Note 2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding "Total investment return" and has not included information under that heading. In addition, as the Trust's investments are not traded, management believes that no meaningful information can be provided regarding portfolio turnover.

(b) Excluding interest expense, the ratio of operating expenses to average net assets applicable to Class B certificates was 2.76%, 2.72%, 2.53%, 2.57% and 2.32% in 2002, 2001, 2000, 1999 and 1998, respectively.

      The accompanying notes are an integral part of these financial statements.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

--------------------------------------------------------------------------------

1. Organization         College and University Facility Loan Trust Two (the
   and Business         Trust) was formed on March 11, 1988 as a business trust
                        under the laws of the Commonwealth of Massachusetts by a declaration of trust by State Street Bank and Trust
                        Company, formerly the Bank of Boston (the Owner Trustee) not in its individual capacity but solely as Owner
                        Trustee. The Trust is registered under the Investment
                        Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.

                        The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on May 12, 1988 (the Closing Date) and issued Bonds in four tranches in the aggregate principal amount (at maturity) of $450,922,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements. The Loans were originated by or previously assigned to the United States Department of Education
                        (ED) under the College Housing Loan Program or the Academic Facilities Loan Program. The Loans, which have been assigned to Bank One Trust Company, NA, formerly The First National Bank of Chicago (The Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.18% and a weighted average remaining term to maturity of approximately 18.77 years. Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment contracts (Note 2) as specified in the Indenture.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

--------------------------------------------------------------------------------

1. Organization and     All payments on the Loans and earnings under the
   Business             investment agreements and any required transfers from
   (Continued)          the Expense and Liquidity Funds are deposited to the
                        credit of the Revenue Fund held by the Bond Trustee, as defined within, and in accordance with the Indenture. On each bond payment date, amounts on deposit in the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense
                        Fund Requirement and to fund the Liquidity Fund to the Liquidity Fund Requirement. Any funds remaining in the Revenue Fund on such payment date will be used to further pay down the Bonds to the extent of the maximum principal distribution amount, after which any residual amounts are paid to the certificateholders.

                        On the Closing Date, certificates were issued by the Trust to ED as partial payments for the Loans. In December 1989, ED sold, through a private placement, all of its ownership interest in the Trust.

2. Summary of           (a)   College and University Facility Loans
   Significant
   Accounting           The Loans were purchased and recorded at a discount
   Policies             below par. Pursuant to a "no-action letter" that the
                        Trust received from the Securities and Exchange
                        Commission, the Loans, included in investments in the accompanying statement of assets and liabilities, are being accounted for under the amortized cost method of accounting. Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust's income by applying the Loan's effective interest rate to the amortized cost of that Loan. When a Loan prepays, the remaining discount is recognized as interest income.
                        The remaining balance of the purchase discount on the Loans as of November 30, 2002 was approximately
                        $39,632,000. As a result of prepayments of Loans in the year ended November 30, 2002, additional interest income of approximately $1,165,000 was recognized.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

--------------------------------------------------------------------------------

2. Summary of           (a)   College and University Facility Loans (Continued)
   Significant
   Accounting           The Trust's policy is to discontinue the accrual of
   Policies             interest on Loans for which payment of principal or
   (Continued)          interest is 180 days or more past due or for other such
                        Loans that management believes the collection of interest and principal is doubtful. When a Loan is placed on nonaccrual status, all previously accrued but uncollected interest is reversed against the current period's interest income. Subsequently, interest income is generally recognized when received. Payments are generally applied to interest first, with the balance, if any, applied to principal. At November 30, 2002, no loans have been placed on nonaccrual status.

                        Accounting principles generally accepted in the United States of America (GAAP), requires that the Loans be accounted for under the fair value method of accounting. However, the amortized cost method of accounting best serves the informational needs of the users of the Trust's financial statements.

                        (b)   Other Investments

                        Other investments, which are included in investments in the accompanying statement of assets and liabilities, consist of two investment agreements issued by JP Morgan Chase Bank, bearing fixed rates of interest of 7.05% and 7.75%. These investments may take the form of repurchase agreements (the underlying collateral of which shall be as to form and substance acceptable to each nationally recognized statistical rating agency that rates the Bonds), time deposits or other lawful investments at JP Morgan Chase Bank's option. These investments are carried at amortized cost. These investment agreements terminate on the earlier of June 1, 2018 or the date on which the Bonds are paid-in-full.

                        GAAP requires that the investments be accounted for under the fair value method of accounting. However, the amortized cost method of accounting best serves the informational needs of the users of the Trust's financial statements.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

--------------------------------------------------------------------------------

2. Summary of           (c)   Federal Income Taxes
   Significant
   Accounting           It is the Trust's policy to comply with the requirements
   Policies             applicable to a regulated investment company under
   (Continued)          Subchapter M of the Internal Revenue Code of 1986, as
                        amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.

                        For tax purposes, the Loans were transferred to the Trust at their face values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.

                        (d)   Deferred Bond Issuance Costs

                        Deferred Bond issuance costs are being amortized using the effective interest rate method over the estimated lives of the Bonds, which are based on the scheduled payments of the Loans. When Loan prepayments occur, an additional portion of the deferred issuance costs is expensed in the year the prepayment occurred, so that the future effective interest rate remains unchanged.

                        (e) Accounting for Impairment of a Loan and Allowance for Loan Losses

                        The allowance for loan losses is based on the Trust's evaluation of the level of the allowance required to reflect the risks in the loan portfolio, based on circumstances and conditions known or anticipated at each reporting date.

                        The methodology for assessing the appropriateness of the allowance consists of a review of the following three key elements:

                              (1) a valuation allowance for loans identified as impaired,
                              (2) a formula-based general allowance for the various loan portfolio classifications, and
                              (3)   an unallocated allowance.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

--------------------------------------------------------------------------------

2. Summary of           (e)   Accounting for Impairment of a Loan and Allowance
   Significant                for Loan Losses (Continued)
   Accounting
   Policies             A loan is impaired when, based on current information
   (Continued)          and events, it is probable that the Trust will be unable
                        to collect all amounts due in accordance with the contractual terms of the loan agreement. Loans identified as impaired are further evaluated to determine the estimated extent of impairment.

                        The formula-based general allowance is derived primarily from a risk-rating model that grades loans based on general characteristics of credit quality and relative risk. As credit quality for individual loans deteriorates, the risk rating and the allowance allocation percentage increases. The sum of these allocations comprise the Trust's formula-based general allowance.

                        In addition to the valuation and formula-based general allowance, there is an unallocated allowance. This element recognizes the estimation risks associated with the valuation and formula-based models. It is further adjusted for qualitative factors including, among others, general economic and business conditions, credit quality trends, and specific industry conditions.

                        There are inherent uncertainties with respect to the final outcome of loans and as such, actual losses may differ from the amounts reflected in the financial statements.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

--------------------------------------------------------------------------------

2. Summary of           (f)   Presentation of Capital Distributions
   Significant
   Accounting           Capital distributions are accounted for in accordance
   Policies             with the American Institute of Certified Public
   (Continued)          Accountants Statement of Position (SOP) 93-2,
                        "Determination, Disclosure and Financial Statement
                        Presentation of Income, Capital Gain and Return of
                        Capital Distributions by Investment Companies." SOP 93-2 requires the Trust to report distributions that are in excess of tax-basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax-basis.

                        In accordance with SOP 93-2, the Trust reclassifies certain amounts from distributions in excess of tax earnings to paid in capital. The total reclassification was $1,862,748 as of November 30, 2002. This reclassification has no impact on the net investment income or net assets of the Trust.

                        The reclassifications are a result of permanent differences between GAAP and tax accounting for such items as net operating losses and the accretion of purchase discount on the Loans. Additionally, the amount deducted for the allowance for loan losses is not currently deductible for tax purposes and creates a temporary deficit reflected as distributions in excess of tax earnings in the accompanying statement of assets and liabilities.

                        On December 1, 2001 and June 1, 2002 distributions of $0.90 and $0.55 per certificate were declared and paid to certificateholders of record on November 20, 2001 and May 20, 2002, respectively.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

--------------------------------------------------------------------------------

2. Summary of           (f)   Presentation of Capital Distributions (Continued)
   Significant
   Accounting           The tax character of distributions paid during the year
   Policies             ended November 30, 2002 were as follows:
   (Continued)
                        Distributions paid from:

                        Ordinary income                              $       --
                        Long-term capital gain                               --
                        Return of capital                             2,549,694
                        --------------------------------------------------------

                        Total distributions                          $2,549,694
                        ========================================================

                        As of November 30, 2002, the components of distributable earnings on a tax basis were as follows:

                        Undistributed ordinary loss                 $(3,050,720)
                        Undistributed long-term gain                         --
                        Unrealized appreciation                              --
                        --------------------------------------------------------

                                                                    $(3,050,720)
                        ========================================================

                        The undistributed ordinary loss consists of allowance for loan losses of $1,432,376 and accretion of purchase discount on the Loans of $1,618,344 which will reverse in future years causing a reduction in taxable ordinary income.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

--------------------------------------------------------------------------------

2. Summary of           (g)   Use of Estimates
   Significant
   Accounting           The preparation of financial statements in conformity
   Policies             with GAAP requires management to make estimates and
   (Continued)          assumptions that affect the reported amounts of assets
                        and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                        The allowance for loan losses is a critical accounting policy that requires estimates and assumptions to be made in the preparation of the Trust's financial statements. The allowance for loan losses is based on Trust's evaluation of the level of the allowance required in relation to the estimated loss exposure in the loan portfolio. The allowance for loan losses is a significant estimate and is therefore regularly evaluated for adequacy by taking into consideration factors such as prior loan loss experience, the character and size of the loan portfolio, business and economic conditions and the Trust's estimation of future losses. The use of different estimates or assumptions could produce different provisions for loan losses. See
                        Note 2(e) for a detailed description of the Trust's estimation process and methodology related to the allowance for loan losses.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

--------------------------------------------------------------------------------

3. Bonds The Bonds outstanding at November 30, 2002 consist of the following:

                                                        Outstanding     Unamortized       Carrying
              Interest             Stated                Principal        Discount         Amount
   Type         Rate              Maturity                 (000s)          (000s)          (000s)
=================================================================================================
Sequential      4.00%           June 1, 2018            $  115,362      $  23,985       $  91,377

                        Interest on the Bonds is payable semiannually. On December 1, 2002, the Trust made a principal payment of $10,307,851 on the bonds.

                        Principal payments on the Bonds will be made prior to the respective stated maturities on each bond payment date in an amount equal to the lesser of either (1) amounts available in the Revenue Fund after certain required payments of interest and principal (at the stated maturity of the Bonds) and administrative expenses after required transfers to the Expense Fund and the Liquidity Fund (such that the amounts on deposit are equal to the Expense Fund Requirement and the Liquidity Fund Requirement, respectively), or (2) the Maximum Principal Distribution Amount, as defined within the Indenture. These principal payments will be applied to each class of Bonds in the order of their stated maturities, so that no payment of principal will be made on the Bonds of any class until all Bonds having an earlier stated maturity have been paid in full.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

--------------------------------------------------------------------------------

3. Bonds                The estimated aggregate principal payments on the Bonds
   (Continued)          at November 30, 2002 after taking into consideration
                        actual Loan prepayments, Defaulted Loans and the Maximum
                        Principal Distribution Amount, as defined in the Indenture, are as follows:

                                                                         Amount
                        Fiscal Year                                      (000s)
                        ========================================================

                        2003                                           $ 15,945
                        2004                                             12,292
                        2005                                             11,549
                        2006                                              9,956
                        2007                                              8,798
                        Thereafter                                       56,822
                        --------------------------------------------------------

                        Total                                          $115,362
                        ========================================================

                        Actual Bond principal payments may differ from estimated payments because borrowers may prepay or default on their obligations. The Bonds are not subject to optional redemption by either the Trust or the bondholders.

                        In the event of negative cash flows, a Liquidity Fund has been established and maintained such that, on or before such payment date, the Liquidity Fund may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust. The original issue discount is being amortized using the effective interest rate method over the estimated lives of the Bonds, which are based on the scheduled payments of the Loans. Accordingly, loan prepayments have the effect of accelerating bond payments. When Bond payments occur sooner than estimated payments, a portion of the original issue discount is expensed in the year of prepayment, so that the future effective interest rate on the Bonds remains unchanged.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

--------------------------------------------------------------------------------

4. Administrative       (a)   Servicer
   Agreements
                        As compensation for the services provided under the servicing agreement, GMAC Commercial Mortgage receives a servicing fee. The fee is earned each date payments are received on each Loan and is equal to 0.075 of 1% of the outstanding principal balance of each Loan divided by the number of payments of principal and interest in a calendar year. For the year ended November 30, 2002, GMAC's fees totaled $112,338.

                        (b)   Trustees

                        As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

                        o The Owner Trustee, in its capacities as manager of the Trust and as Owner Trustee, earned fees of $15,000 and $12,500, respectively, for the year ended November 30, 2002. In addition, the Owner Trustee incurred $1,375 of out-of-pocket expenses.

                        o The Bond Trustee is entitled to an annual fee equal to 0.015 of 1% of the aggregate outstanding principal of the Bonds on the bond payment date immediately preceding the date of payment of such fee. The Bond Trustee is also reimbursed for out-of-pocket expenses in an amount not to exceed 4% of the applicable annual fee. In addition, the Bond Trustee is reimbursed for other agreed-upon related expenses. For the year ended November 30, 2002, total Bond Trustee fees and out-of-pocket expenses amounted to $23,857.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

--------------------------------------------------------------------------------

5. Certificates         Holders of each of the Class B certificates receive
                        amounts paid to the Owner Trustee pursuant to the Declaration of Trust on a pro rata basis. On December 2, 2002, a distribution of $3,009,964 was made to the Class
                        B certificateholders. This payment is reflected as a liability in the accompanying statement of assets and liabilities.

                        While the Bonds are outstanding, distributions to the Class B certificateholders are made on the second business day in each June and December (the Distribution
                        Date) and, after the Bonds are paid in full, on the first business day of each calendar month. The certificateholders shall each be entitled to one vote per certificate.

6. Allowance For        An analysis of the allowance for loan losses for the
   Loan Losses          year ended November 30, 2002 is summarized as follows:

                        Balance, beginning of year                    $1,432,376
                        Provision                                             --
                        Charge-offs                                           --
                        --------------------------------------------------------

                        Balance, end of year                          $1,432,376
                        ========================================================

                        At November 30, 2002, there were no recorded investments in loans that are considered to be impaired. See Note 2(e) for a discussion of the Trust's impaired loan accounting policy.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

--------------------------------------------------------------------------------

7. Loans Scheduled principal and interest payments on the Loans as of November 30, 2002, excluding payments for Loans in Default, as defined in the Indenture, are as follows:

                                        Principal        Interest
                                         Payments        Payments         Total
                        Fiscal year       (000s)          (000s)          (000s)
                        ========================================================

                        2003            $ 15,332        $  4,064        $ 19,396
                        2004              14,248           3,548          17,796
                        2005              12,342           3,107          15,449
                        2006              10,802           2,730          13,532
                        2007               9,828           2,402          12,230
                        Thereafter        68,703          11,642          80,345
                        --------------------------------------------------------

                        Total           $131,255        $ 27,493        $158,748
                        ========================================================

                        Expected payments may differ from contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest on the Loans may vary significantly from the scheduled payments. As of November 30, 2002, there were no Loans in Default.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

--------------------------------------------------------------------------------

7. Loans                The following analysis summarize the stratification of
   (Continued)          the loan portfolio by type of collateral and institution
                        as of November 30, 2002:

                                                            Amortized
                                                  Number       Cost
                        Type of Collateral       of Loans     (000s)         %
                        ========================================================

                        Loans secured by a
                          first mortgage            169      $54,072       59.0%

                        Loans not secured by
                          a first mortgage           91       37,549       41.0
                        --------------------------------------------------------

                        Total Loans                 260      $91,621      100.0%
                        ========================================================

                                                             Amortized
                                                  Number       Cost
                        Type of Institution      of Loans     (000s)         %
                        ========================================================

                        Private                     176      $54,966       60.0%

                        Public                       84       36,655       40.0
                        --------------------------------------------------------

                        Total Loans                 260      $91,621      100.0%
                        ========================================================

                        The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower's sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower's facilities and, in the case of some Loans to public institutions, which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and the diversity of program offerings.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

--------------------------------------------------------------------------------

7. Loans                The collateral for Loans that are secured by a mortgage
   (Continued)          on real estate generally consists of special purpose
                        facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, the Trust's ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.

8. Fair Value           Statement of Financial Accounting Standards No. 107,
   of Financial         "Disclosures about Fair Value of Financial Instruments,"
   Instruments          allows for the use of a wide range of valuation
                        techniques; therefore, it may be difficult to compare the Trust's fair value information to independent markets or to other fair value information. Accordingly, the fair value information presented below does not purport to represent, and should not be construed to represent, the underlying market value of the Trust's net assets or the amounts that would result from the sale or settlement of the related financial instruments.
                        Further, as the assumptions inherent in fair value estimates change, the fair value estimates will change.

                        Current market prices are not available for most of the Trust's financial instruments since an active market generally does not exist for such instruments. In accordance with the terms of the Indenture, the Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds. Accordingly, the Trust has estimated the fair values of its financial instruments using a discounted cash flow methodology. This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these items for financial reporting purposes. In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the Loans because the prepayment rate on these Loans is not subject to estimate.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

--------------------------------------------------------------------------------

8. Fair Value           The estimated fair value of each category of the Trust's
   of Financial         financial instruments and the related book value
   Instruments          presented in the accompanying statement of assets and
   (Continued)          liabilities as of November 30, 2002 is as follows:

                                                       Book Value     Fair Value
                                                         (000s)         (000s)
                        ========================================================

                        Loans                          $ 90,189*       $122,359

                        Investment Agreements:
                           Revenue Fund                  15,903          16,812
                           Liquidity Fund                 2,574           3,067
                        --------------------------------------------------------

                                                       $108,666        $142,238
                        ========================================================

                        Bonds                          $ 91,377        $105,999
                        ========================================================

                        *Net of allowance for loan losses of $1,432,376.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                               November 30, 2002

                          (Dollar Amounts in Thousands)

                                   (continued)

  Outstanding                                                          Stated                    Internal      Amortized
  Principal                                                           Interest      Maturity      Rate of     Cost (Notes
   Balance                         Description                         Rate %         Date      Return % (A)    1 and 2)
--------------  -----------------------------------------------     -----------    ----------   ------------  -----------
                COLLEGE AND UNIVERSITY LOANS (83.0%)
                 ---------- ALABAMA --------
         $215   Alabama Agricultural and Mechanical University      3.000-3.750    07/01/2005        10.25        $185
        1,635   Alabama Agricultural and Mechanical University          3.000      05/01/2018        10.27       1,028
        1,925   Auburn University                                       3.000      12/01/2018         9.16       1,242
          170   Huntingdon College                                      3.000      10/01/2008        10.60         133
           55   Stillman College                                        3.750      02/01/2004        11.42          51
          336   Talladega College                                       3.000      12/01/2012        10.24         236
        1,240   University of Alabama in Birmingham                     3.000      11/01/2008         7.97       1,054
                 ---------- ALASKA --------
           11   University of Alaska                                    3.500      04/01/2003        10.80          11
                 ---------- ARIZONA --------
          640   Arizona State University                                3.000      04/01/2006        10.60         555
                 ---------- ARKANSAS --------
          303   Arkansas State University                               3.750      04/01/2005        10.75         273
           20   Ouachita Baptist University                             3.000      12/01/2006        10.04          17
          153   University of Arkansas at Little Rock                   3.000      11/01/2009         9.42         129
          303   University of Central Arkansas                          3.000      04/01/2005        10.69         279
                 ---------- CALIFORNIA --------
          180   Azusa Pacific University                                3.750      04/01/2015        10.88         122
          600   California Polytechnic State University                 3.000      11/01/2006        10.05         493
          185   California State University                             3.000      11/01/2006         8.75         161
          980   California State University                             3.000      11/01/2013         8.93         717
        2,283   California State University                             3.000      11/01/2019         8.99       1,470
          455   Chapman College                                         3.000      10/01/2013        10.65         309
          158   Chapman College                                         3.000      11/01/2005        10.63         137
          138   Chapman College                                         3.000      11/01/2007        10.57         112
           46   Gavilan College                                         3.000      04/01/2006        10.59          40
          419   Lassen Junior College District                          3.000      04/01/2020        10.27         252
          305   Leland Stanford Junior College                          3.375      05/01/2003        11.33         293
          243   Occidental College                                      3.000      10/01/2019        10.41         142
          485   San Diego State University                              3.000      11/01/2007        10.04         411
           65   State Center Community College                          3.000      10/01/2004        10.10          58
          355   University of Santa Clara                               3.625      04/01/2004        11.33         328
        1,390   University Student Co-Operative Association             3.000      04/01/2019        10.70         824
           26   West Kern Junior College District                       3.625      04/01/2004        10.73          24
          340   West Valley College                                     3.000      04/01/2009        10.50         268
                 ---------- COLORADO --------
          305   Fort Lewis College                                      3.000      10/01/2006        10.09         258
          410   Regis College                                           3.000      11/01/2012        10.47         286


         The accompanying notes are an integral part of this schedule.        24

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                               November 30, 2002

                          (Dollar Amounts in Thousands)

                                   (continued)

  Outstanding                                                          Stated                    Internal      Amortized
  Principal                                                           Interest      Maturity      Rate of     Cost (Notes
   Balance                         Description                         Rate %         Date      Return % (A)    1 and 2)
--------------  -----------------------------------------------     -----------    ----------   ------------  -----------
                 ---------- CONNETICUT --------
         $148   Post College                                            3.000      04/01/2010        10.76        $112
                 ---------- DELAWARE --------
          181   Wesley College                                          3.375      05/01/2013        10.88         130
          660   University of Delaware                                  3.000      11/01/2006         9.08         571
          594   University of Delaware                                  3.000      12/01/2018         8.81         391
                 ---------- FLORIDA --------
            4   Bethune-Cookman College                                 3.000      11/01/2002        10.74           4
          295   Embry-Riddle Aeronautical University                    3.000      09/01/2007        10.64         237
           75   Florida Agricultural and Mechanical University          3.625      07/01/2004        10.29          67
           63   Florida Atlantic University                             3.500      07/01/2004        10.27          57
          190   Florida Atlantic University                             3.000      07/01/2006        10.18         159
          133   Florida Institute of Technology                         3.000      11/01/2009        10.53         101
          505   Florida State University                                3.000      01/01/2009         9.40         415
          265   Nova University                                         3.000      12/01/2007        10.04         216
          108   Stetson University                                      3.000      01/01/2006        11.25          91
          315   University of Central Florida                           3.000      10/01/2007        10.08         258
        1,855   University of Florida                                   3.000      07/01/2014        10.15       1,239
          415   University of South Florida                             3.750      07/01/2005        10.30         362
                 ---------- GEORGIA --------
          131   Emmanuel College                                        3.000      11/01/2013        10.45          89
          103   Georgia Education Authority Board of Regents
                  of the University System of Georgia                   3.375      01/01/2003        10.60          98
          225   LaGrange College                                        3.000      03/01/2009        11.06         173
          392   Mercer University                                       3.000      05/01/2014        10.58         266
          630   Morehouse College                                       3.000      07/01/2010        10.50         450
          130   Morris Brown College                                    3.750      05/01/2007        11.12         109
        1,466   Morris Brown College                                2.750-3.750    05/01/2018        10.89         958
          789   Paine College                                           3.000      10/01/2016        10.45         496
                 ---------- ILLINOIS --------
           23   Illinois Institute of Technology                        3.000      03/01/2003        11.10          22
          156   Kendall College                                         3.000      10/01/2008        10.59         122
          195   Knox College                                            3.000      04/01/2006        11.15         167
        1,050   Sangamon State University                               3.000      11/01/2018        10.12         664
            8   University of Chicago                                   3.500      12/01/2002        10.11           8
                 ---------- INDIANA --------
           24   Anderson University                                     3.500      03/01/2003        11.42          23
          140   Anderson University                                     3.000      03/01/2006        11.19         120
          408   Indiana University                                      3.750      12/01/2003         8.84         386
          415   Purdue University                                       3.625      07/01/2004         9.33         377
          133   Purdue University                                       3.000      07/01/2005         9.26         119


         The accompanying notes are an integral part of this schedule.        25

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                               November 30, 2002

                          (Dollar Amounts in Thousands)

                                   (continued)

  Outstanding                                                          Stated                    Internal      Amortized
  Principal                                                           Interest      Maturity      Rate of     Cost (Notes
   Balance                         Description                         Rate %         Date      Return % (A)    1 and 2)
--------------  -----------------------------------------------     -----------    ----------   ------------  -----------
         $215   Taylor University                                       3.000      10/01/2012        10.50        $150
          666   Taylor University                                       3.000      10/01/2013        10.49         454
          885   University of Notre Dame                                3.000      02/15/2019        10.62         527
        3,430   Vincennes University                                    3.000      06/01/2023         9.02       2,028
                 ---------- IOWA --------
           54   NIACC Dormitories, Inc.                                 3.000      10/01/2012        10.27          39
          270   Simpson College                                         3.000      07/01/2016        10.58         167
          109   Waldorf College                                         3.000      07/01/2005        10.77          93
          124   Wartburg College                                        3.750      04/01/2011        11.00          93
                 ---------- KANSAS --------
          100   Fort Hays State University                              3.000      10/01/2007        10.08          82
           89   Hesston College                                         3.000      04/01/2006        11.14          76
          330   Kansas State University                                 3.625      04/01/2004         9.77         309
                 ---------- KENTUCKY --------
           31   Bellarmine College                                      3.625      05/01/2004        11.34          29
          367   Georgetown College                                      3.000      12/01/2008        10.04         290
          675   Georgetown College                                      3.000      12/01/2009        10.05         518
          201   Spalding University                                     3.000      09/01/2007        10.66         165
          340   Transylvania University                                 3.000      11/01/2010        10.51         251
                 ---------- LOUISIANA --------
          162   Dillard University                                      3.000      04/01/2008        11.09         134
          336   Louisiana State University                              3.625      07/01/2004         9.04         307
          158   Louisiana State University                              3.000      07/01/2005         8.84         141
          165   Louisiana State University                              3.000      07/01/2006         8.87         145
                 ---------- MARYLAND --------
          238   Hood College                                            3.625      11/01/2014        10.54         165
        1,858   Morgan State University                                 3.000      11/01/2014        10.56       1,243
                 ---------- MASSACHUSETTS --------
           97   Becker Junior College                                   3.000      04/01/2005        11.21          86
        1,023   Bentley College                                         3.000      11/01/2007        10.57         829
           52   Boston Architectural Center                             3.750      11/01/2004        10.77          47
          221   Brandeis University                                     3.000      11/01/2011        10.64         160
          815   College of the Holy Cross                               3.625      10/01/2013        10.60         578
          425   College of the Holy Cross                               3.000      10/01/2006        10.63         354
          315   Hampshire College                                       3.000      07/01/2013        10.75         213
        1,142   Hampshire College                                       3.000      02/01/2014        10.70         765
        2,642   Northeastern University                                 3.000      05/01/2018        10.53       1,618
           39   Northeastern University                                 3.000      05/01/2004        10.97          36
          130   Pine Manor College                                      3.625      10/01/2003        10.80         121
          383   Springfield College                                     3.500      05/01/2013        10.67         279
           36   Springfield College                                     3.000      05/15/2005        10.11          32


         The accompanying notes are an integral part of this schedule.        26

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                               November 30, 2002

                          (Dollar Amounts in Thousands)

                                   (continued)

  Outstanding                                                          Stated                    Internal      Amortized
  Principal                                                           Interest      Maturity      Rate of     Cost (Notes
   Balance                         Description                         Rate %         Date      Return % (A)    1 and 2)
--------------  -----------------------------------------------     -----------    ----------   ------------  -----------
       $2,067   Tufts University                                        3.000      10/01/2021        10.39      $1,161
          685   Wheaton College                                         3.500      04/01/2013        10.70         486
           20   Wheelock College                                        3.000      05/01/2011        10.23          15
                 ---------- MICHIGAN --------
           96   Concordia College                                       3.000      04/01/2009        11.05          77
          645   Concordia College                                       3.000      05/01/2019        10.65         383
          345   Harper Grace Hospital                                   3.625      04/01/2005        11.26         308
        1,190   Mercy College of Detroit                                3.625      10/01/2013        10.59         831
        1,100   University of Michigan                                  3.750      10/01/2005         9.51         982
                 ---------- MINNESOTA --------
        1,215   Chateau Community Housing Association                   3.000      10/01/2012        10.51         846
          373   College of Saint Thomas                                 3.000      11/01/2009        10.53         284
          129   College of Santa Fe                                     3.000      10/01/2005        10.66         116
          543   College of Santa Fe                                     3.000      10/01/2018        10.43         339
          394   MacAlester College                                      3.000      05/01/2020        10.46         233
                 ---------- MISSISSIPPI --------
        1,579   Hinds Junior College                                    3.000      04/01/2013        10.42       1,131
          516   Millsaps College                                        3.000      11/01/2021        10.34         291
        1,410   Mississippi State University                            3.000      12/01/2020         9.64         850
                 ---------- MISSOURI --------
          199   Central Missouri State University                       3.625      07/01/2004        10.29         179
          585   Central Missouri State University                       3.000      07/01/2007        10.18         474
          233   Drury College                                           3.000      04/01/2015        10.63         154
          366   Drury College                                           3.000      10/01/2010        10.75         272
           62   Saint Louis College of Pharmacy                         3.375      10/01/2004        10.74          56
          691   Southeast Missouri State University                     3.000      04/01/2007        10.58         588
                 ---------- MONTANA --------
          100   Albion College                                          3.000      10/01/2009        10.56          76
          290   Carroll College                                         3.750      06/01/2014        10.46         198
          145   Carroll College                                         3.000      06/01/2018        10.15          89
                 ---------- NEBRASKA --------
           47   Midland Lutheran College                                3.000      04/01/2005        11.20          42
                 ---------- NEW HAMPSHIRE --------
          135   New England College                                     3.000      04/01/2016        10.77          86
                 ---------- NEW JERSEY --------
        1,430   Fairleigh Dickinson University                          3.000      11/01/2017        10.39         882
          555   Newark Beth Israel Hospital                             3.625      01/01/2014        11.06         378
        1,460   Rider College                                           3.625      11/01/2013        10.42       1,032
          382   Rider College                                           3.000      05/01/2017        10.70         238
          585   Rutgers, The State University                           3.750      05/01/2016         9.19         424
          276   Seton Hill College                                      3.625      11/01/2014        10.53         189


         The accompanying notes are an integral part of this schedule.        27

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                               November 30, 2002

                          (Dollar Amounts in Thousands)

                                   (continued)

  Outstanding                                                          Stated                    Internal      Amortized
  Principal                                                           Interest      Maturity      Rate of     Cost (Notes
   Balance                         Description                         Rate %         Date      Return % (A)    1 and 2)
--------------  -----------------------------------------------     -----------    ----------   ------------  -----------
                 ---------- NEW YORK --------
       $1,345   Canisius College                                        3.000      11/01/2017        10.40        $828
          820   College of Saint Rose                                   3.000      05/01/2022        10.43         461
          535   Daemen College                                          3.000      04/01/2016        10.77         341
          454   Dowling College                                         3.000      10/01/2010        10.75         338
          950   D'Youville College                                      3.000      04/01/2018        10.90         572
        1,594   Hofstra University                                      3.000      11/01/2012        10.61       1,125
          369   Long Island University                                  3.750      05/01/2005        11.22         331
          153   Long Island University                                  3.000      11/01/2009        10.69         118
          534   Long Island University                                  3.000      11/01/2009        10.69         411
           84   Long Island University                                  3.750      04/01/2003        11.41          80
          455   Long Island University                                  3.625      06/01/2014        10.49         308
           41   Long Island University                                  3.750      10/01/2004        10.79          37
          804   Memorial Hospital for Cancer and Allied Diseases        3.375      04/01/2012        10.68         589
           25   Saint John's University                                 3.000      10/01/2002        10.76          25
          175   SUNY, Mohawk Valley Community College                   3.000      04/01/2005        10.26         153
          355   Utica College                                           3.000      11/01/2009        10.53         270
                 ---------- NORTH CAROLINA --------
           35   Brevard College                                         3.000      11/01/2004        10.71          32
           42   Brevard College                                         3.000      05/01/2006        11.12          36
          184   Catawba College                                         3.000      12/01/2009        10.27         141
          330   Elizabeth City State University                         3.000      10/01/2017        10.02         209
          238   High Point College                                      3.000      12/01/2010        10.26         173
          119   Lenoir Rhyne College                                    3.000      12/01/2006        10.04         101
          205   North Carolina State University                         3.625      09/01/2004         7.97         191
           54   Queens College                                          3.625      07/01/2004        10.90          48
           52   Saint Mary's College                                    3.000      03/01/2005        11.25          46
          376   Saint Mary's College                                    3.000      06/01/2020        10.14         222
          322   University of North Carolina                            3.000      11/01/2005         8.81         290
          405   University of North Carolina                            3.000      01/01/2008         9.50         334
           31   University of North Carolina                            3.000      01/01/2007         9.50          26
           59   Western Carolina University                             3.625      05/01/2003        10.75          57
                 ---------- OHIO --------
           55   Case Western Reserve University                         3.500      04/01/2003        11.39          53
           66   Rio Grande College                                      3.000      03/30/2009        10.93          51
          252   University of Steubenville                              3.125      04/01/2010        10.98         190
          655   Wittenberg University                                   3.000      05/01/2015        10.76         428
          204   Wittenberg University                                   3.000      11/01/2017        10.39         126
           31   Wooster Business College                                3.000      03/30/2009        10.88          25
          454   Wright State University                                 3.000      05/01/2009         9.89         371


         The accompanying notes are an integral part of this schedule.        28

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                               November 30, 2002

                          (Dollar Amounts in Thousands)

                                   (continued)

  Outstanding                                                          Stated                    Internal      Amortized
  Principal                                                           Interest      Maturity      Rate of     Cost (Notes
   Balance                         Description                         Rate %         Date      Return % (A)    1 and 2)
--------------  -----------------------------------------------     -----------    ----------   ------------  -----------
                 ---------- OKLAHOMA --------
       $1,445   Cameron University                                      3.000      04/01/2007        10.16      $1,218
           59   Langston University                                     3.375      10/01/2003        10.15          55
          650   Langston University                                     3.000      04/01/2007        10.56         543
          530   Southeastern Oklahoma State University                  3.000      04/01/2009        10.51         419
          118   Southern Nazarene University                            3.750      04/01/2005        11.27         106
                 ---------- OREGON --------
          682   George Fox College                                      3.000      07/01/2018        10.64         411
           71   Linfield College                                        3.000      10/01/2017        10.44          44
          645   University of Portland                                  3.375      04/01/2013        10.88         460
                 ---------- PENNSYLVANIA --------
          438   Albright College                                        3.000      11/01/2015        10.23         291
          195   Carnegie-Mellon University                              3.000      05/01/2009        10.73         152
          865   Carnegie-Mellon University                              3.000      11/01/2017        10.51         538
          116   Dickinson College                                       3.000      05/01/2018        10.30          72
        1,030   Drexel University                                       3.500      05/01/2014        10.53         726
          545   Gannon University                                       3.000      11/01/2011        10.49         392
          182   Gannon University                                       3.000      12/01/2022        10.13         100
          203   Lycoming College                                        3.625      05/01/2014        10.64         142
          280   Lycoming College                                        3.750      05/01/2015        10.62         193
          177   Moravian College                                        3.375      11/01/2012        10.52         126
        2,170   Philadelphia College of Art                             3.000      01/01/2022        10.62       1,197
          525   Saint Vincent College                                   3.500      05/01/2013        10.86         371
        1,035   Villanova University                                    3.000      04/01/2019        10.70         614
          321   York Hospital                                           3.000      05/01/2020        10.64         188
                 ---------- RHODE ISLAND --------
          105   Rhode Island College                                    3.000      10/01/2005        10.09          92
                 ---------- SOUTH CAROLINA --------
          945   Baptist College at Charleston                           3.000      03/01/2019        10.73         557
          519   Baptist College at Charleston                           3.000      03/01/2011        10.98         379
           44   Benedict College                                        3.750      11/01/2004        10.75          40
          451   Benedict College                                        3.000      11/01/2006        10.61         381
        1,600   Benedict College                                        3.000      11/01/2020        10.36         923
          165   Clemson University                                      3.000      07/01/2005         9.51         145
          111   Coker College                                           3.000      12/01/2009        10.04          85
           88   Columbia College                                        3.625      07/01/2004        10.90          78
           40   Columbia College                                        3.000      07/01/2006        10.80          33
          423   Morris College                                          3.000      11/01/2009        10.53         322
           11   North Greenville College                                3.000      11/01/2003        10.72          10


         The accompanying notes are an integral part of this schedule.        29

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                               November 30, 2002

                          (Dollar Amounts in Thousands)

                                   (continued)

  Outstanding                                                          Stated                    Internal      Amortized
  Principal                                                           Interest      Maturity      Rate of     Cost (Notes
   Balance                         Description                         Rate %         Date      Return % (A)    1 and 2)
--------------  -----------------------------------------------     -----------    ----------   ------------  -----------
                 ---------- SOUTH DAKOTA --------
         $155   Dakota Wesleyan University                              3.000      10/01/2015        10.46        $100
          348   South Dakota School of Mines and Technology             3.000      04/01/2018        10.30         216
                 ---------- TENNESSEE --------
          273   Cumberland University                                   3.000      08/01/2017        10.52         165
            3   Hiwassee College                                        3.375      01/01/2003        11.58           3
          174   Hiwassee College                                        3.000      09/15/2018        10.58         105
                 ---------- TEXAS --------
           78   Cisco Junior College                                    3.000      07/01/2005        10.15          70
          330   Houston Tillotson College                               3.500      04/01/2014        10.90         228
          450   McLennan Community College                              3.000      04/01/2006        10.49         391
          330   Southern Methodist University                           3.000      10/01/2007        10.61         266
        1,955   Southwest Texas State University                        3.000      10/01/2015         9.51       1,324
        1,522   Stephen F. Austin State University                  3.375-3.500    10/01/2012         9.57       1,128
          471   Texas A & I University                                  3.000      07/01/2009         9.57         368
          410   Texas Southern University                               3.500      04/01/2013        10.45         293
          572   University of Saint Thomas                              3.000      10/01/2019        10.41         335
                 ---------- VERMONT --------
          131   Champlain College                                       3.000      12/01/2013        10.19          89
        1,554   Saint Michael's College                                 3.000      05/01/2013        10.60       1,083
          310   Vermont State College                                   3.000      06/01/2008         9.02         252
          211   Vermont State College                                   3.000      07/01/2014         9.30         147
                 ---------- VIRGINIA --------
        1,200   James Madison University                                3.000      06/01/2009        10.49         906
          428   Lynchburg College                                       3.750      05/01/2015        10.64         300
          570   Lynchburg College                                       3.000      05/01/2018        10.68         350
          333   Mary Baldwin College                                    3.375      05/01/2012        10.68         245
          540   Marymount University                                    3.000      05/01/2016        10.52         349
        2,560   Norfolk State University                                3.000      12/01/2021         9.77       1,491
          217   Randolph-Macon College                                  3.000      05/01/2010        10.72         165
          420   Saint Paul's College                                    3.000      11/01/2014        10.56         286
        1,967   Virginia Commonwealth University                        3.000      06/01/2011        10.01       1,427
          370   Virginia Commonwealth University                        3.000      06/01/2004        10.08         330
          228   Virginia Wesleyan College                               3.000      11/01/2009        10.54         177
          144   Virginia Wesleyan College                               3.000      11/01/2010        10.51         107
                 ---------- WASHINGTON --------
          145   Olympic Community College                               3.000      10/01/2008        10.07         115
          334   Seattle University                                      3.000      11/01/2008        10.55         262
           68   University of Washington                                3.000      08/01/2003         9.06          64


         The accompanying notes are an integral part of this schedule.        30

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                               November 30, 2002

                          (Dollar Amounts in Thousands)

                                   (continued)

  Outstanding                                                          Stated                    Internal      Amortized
  Principal                                                           Interest      Maturity      Rate of     Cost (Notes
   Balance                         Description                         Rate %         Date      Return % (A)    1 and 2)
--------------  -----------------------------------------------     -----------    ----------   ------------  -----------
         $275   Washington State University                             3.625      04/01/2004        10.02        $257
          175   Washington State University                             3.750      04/01/2004        10.03         164
          175   Washington State University                             3.375      04/01/2003        10.02         169
          220   Western Washington University                           3.625      10/01/2004        10.18         199
          205   Western Washington University                           3.750      10/01/2005        10.19         181
                 ---------- WEST VIRGINIA --------
          231   Bethany College                                         3.375      11/01/2012        10.54         167
          245   Bethany College                                         3.000      11/01/2017        10.40         152
          415   Bethany College                                         3.000      11/01/2012        10.40         295
           49   Wheeling College                                        3.000      11/01/2007        10.59          40
                 ---------- WISCONSIN --------
          370   Carroll College                                         3.750      03/01/2015        10.93         250
          460   Marian College                                          3.000      10/01/2016        10.45         289
           85   Marquette University                                    3.000      07/31/2024        10.59          45
           82   Saint Norbert College                                   3.625      04/01/2004        11.33          76
          237   Saint Norbert College                                   3.000      04/01/2007        11.10         197
                 ---------- DISTRICT OF COLUMBIA --------
        2,506   Georgetown University                                   3.000      11/01/2020        10.36       1,445
        6,460   Georgetown University                                   4.000      11/01/2020        10.52       4,019
          512   Georgetown University                                   3.000      05/01/2005        10.86         457
                 ---------- PUERTO RICO --------
           70   Inter American University of Puerto Rico                3.000      09/01/2007        10.66          57
        2,110   Inter American University of Puerto Rico                3.000      01/01/2017        10.94       1,302
        1,339   University of Puerto Rico, Rio Piedras Campus           3.000      06/01/2011         9.39         997
                 ---------- VIRGIN ISLANDS --------
           18   College of the Virgin Islands                           3.000      10/01/2003        10.16          17
-------------                                                                                                ---------
      131,255   Total College and University Loans                                                              91,621
-------------                                                                                                ---------

                Allowance for Loan Losses                                                                        1,432
                                                                                                             ---------

                Net Loans of the Trust                                                                          90,189 (B)
                                                                                                             ---------

                INVESTMENT AGREEMENTS (17.0%)
        2,574   JPMorgan Chase Bank - Liquidity Fund                     7.750     06/01/2018        7.750       2,574
       15,903   JPMorgan Chase Bank - Revenue Fund                       7.050     06/01/2018        7.050      15,903
-------------                                                                                                ---------
       18,477   Total Investment Agreements                                                                     18,477
-------------                                                                                                ---------
     $149,732   Total Investments (100.0%)                                                                    $108,666
=============                                                                                                =========

(A) Represents the rate of return based on the contributed cost and the amortization to maturity.

(B)   The tax basis in the Loans is approximately $93,240,000.


         The accompanying notes are an integral part of this schedule.        31